Provisions - Restructuring Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Restructuring provision	€ 1,663	€ 71
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Restructuring provision	€ 1,382	(2)
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate (as a percent)	0.07%
Average duration of plans	10 months 20 days
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Restructuring provision	€ 145	€ 312
Number of employees participating in labor force reduction plan | employee	6,830
Current restructuring provision	€ 107